Liability in Respect of Warrants (Tables)	6 Months Ended
Jun. 30, 2022
Liability in Respect of Warrants [Abstract]
Schedule of financial liabilities measured at fair value on a recurring basis
	June 30, 2022
Description	Fair value	Level 1	Level 2	Level 3
Liability in respect of warrants	$691	$691	$-	$-

	December 31, 2021
Description	Fair value	Level 1	Level 2	Level 3
Liability in respect of warrants	$1,828	$1,828	$-	$-